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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654


                   	Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                     Pioneer Floating Rate Trust
                      SCHEDULE OF INVESTMENTS 8/31/09 (unaudited)
      Principal
      Amount
      USD ($)                                                        Value ($)

                     COLLATERALIZED LOAN OBLIGATIONS - 0.4% of Net Assets Banks - 0.3%
                     Diversified Banks - 0.1%
      1,000,000(a)(b)Primus, Ltd., 2007-2A D, 2.909%, 7/15/21 (144A)  50,000
      1,000,000(a)(b)Rampart, Ltd., 2006-1A, 4.06%, 4/18/21 (144A)    132,800
      1,000,000(a)(b)Stanfield McLaren, Ltd., 2007-1A B2L, 4.88%, 2/  77,400
                                                                      260,200
                     Thrifts & Mortgage Finance - 0.2%
      1,013,186(a)(b)Gulf Stream Sextant, Ltd., 2007-1A D, 3.014%, 6  35,543
      1,000,000(a)(b)Landmark CDO, Ltd., 2007-9A E, 4.009%, 4/15/21   110,000
      2,000,000(a)(b)Stone Tower, Ltd., 2007-6A C, 1.864%, 4/17/21 (  500,000
                                                                      645,543
                     Total Banks                                      905,743

                     Diversified Financials - 0.1%
                     Other Diversified Financial Services - 0.1%
      1,000,000(a)(b)ACA, Ltd. 2007-1A D, 2.859%, 6/15/22 (144A)      100,000

                     Investment Banking & Brokerage - 0.0%
      1,034,842(a)(b)Goldman Sachs Asset Management, Plc, 2007-1A D,  41,394
                     Total Diversified Financials                     141,394
                     TOTAL COLLATERALIZED LOAN OBLIGATIONS
                     (Cost $6,264,318)                               1,047,137

                     SENIOR SECURED FLOATING RATE LOAN INTERESTS  - 151.6%*
                     Energy - 5.7%
                     Oil & Gas Drilling - 1.7%
      2,184,684      Big West Oil LLC, Delayed Advance Term Loan, 4. 2,037,217
      1,737,816      Big West Oil LLC, Initial Advance Term Loan, 4. 1,620,514
      1,250,000(a)(c)TARH E&P Holdings, L.P., First Lien Term Loan,   718,750
                                                                     4,376,481
                     Oil & Gas Equipment & Services - 1.8%
      280,642        Coffeyville Resources LLC, Funded LC Loan, 3.15  276,257
      2,248,437      Coffeyville Resources LLC, Tranche D Term Loan, 2,213,305
      4,190,832(a)   Value Creation, Inc., Term Loan, 12.5%, 2/15/10 2,304,958
                                                                     4,794,520
                     Oil & Gas Exploration & Production - 1.8%
      4,995,000(a)(c)Crusader Energy Group, Inc., Second Lien Term L 3,621,375 1,612,942 Venoco, Inc., Second Lien Term Loan, 4.313%, 5/ 1,270,192
                                                                     4,891,567
                     Oil & Gas Storage & Transportation - 0.4%
      1,042,109      Atlas Pipeline Partners, L.P., Term Loan, 6.75% 1,021,267
                     Total Energy                                   15,083,835

                     Materials - 9.7%
                     Diversified Chemicals - 5.8%
      621,998        Ashland, Inc., Term B Borrowing, 7.65%, 5/13/14  635,733
      14,787,343     Solutia, Inc., Term Loan, 7.25%, 2/28/14       14,691,847
                                                                    15,327,580
                     Specialty Chemicals - 0.3%
      750,000        Nalco Co., Term Loan, 6.5%, 5/13/16              762,656

                     Paper Packaging - 1.2%
      458,554        Graham Packaging Co., L.P., Term Loan B., 2.563  448,237
      893,336        Graham Packaging Co., L.P., Term Loan C, 6.75%,  895,250
      1,999,540      Graphic Packaging International, Inc., Incremen 1,959,134
                                                                     3,302,621
                     Diversified Metals & Mining - 1.5%
      4,107,982      Murray Energy Corp., First Lien Tranche B Term  3,984,743

                     Steel - 0.5%
      1,402,907      Essar Steel Algoma, Inc., Term Loan, 2.77%, 6/2 1,276,645

                     Paper Products - 0.4%
      740,246  (a)(c)Newark Group, Inc., Credit-Link LC Loan, 6.79%,  447,849
      181,126  (a)(c)Newark Group, Inc., Term Loan, 10.75%, 3/9/13    109,581
      648,354        NewPage Corp., Term Loan, 4.063%, 12/22/14       604,822
                                                                     1,162,252
                     Total Materials                                25,816,497

                     Capital Goods - 6.0%
                     Aerospace & Defense - 2.0%
      491,250        Aeroflex, Inc., Tranche B-2 Term Loan, 4.063% -  448,267
      2,024,301      BE Aerospace, Inc., Tranche B Term Loan, 5.75%, 2,025,567
      757,268        DAE Aviation Holdings, Inc., Tranche B-1 Term L  634,212
      943,185        Hunter Defense Technologies, Inc., Term Loan, 3  804,065
      906,867  (d)   IAP Worldwide Services, Inc., First Lien Term L  672,594
      742,732        Standard Aero, Ltd., Tranche B-2 Term Loan, 4.0  622,038
                                                                     5,206,743
                     Building Products - 1.5%
      5,592,411(c)(d)Atrium Companies, Inc., Closing Date Term Loan, 2,534,061 1,578,063 Custom Building Products, Inc., First Lien Term 1,536,639
                                                                     4,070,700
                     Construction & Engineering - 0.7%
      1,880,581      URS Corp., Tranche B Term Loan, 2.511% - 2.845% 1,875,879

                     Industrial Conglomerates - 0.3%
      994,872        Kansas City Southern Railway Co., Advance Term   930,205

                     Construction & Farm Machinery & Heavy Trucks - 1.5%
      4,235,000      Manitowoc Co., Inc., Term Loan B, 7.5%, 11/6/14 3,862,320
                     Total Capital Goods                            15,945,847

                     Commercial & Professional Services - 4.4%
                     Commercial Printing - 1.2%
      72,040         Cenveo Corp., Delayed Draw Term Loan, 5.109%, 6  70,029
      2,523,244      Cenveo Corp., Term C Facility, 5.109%, 6/21/13  2,452,803
      750,000        World Color Press, Inc. and World Color (USA) C  748,125
                                                                     3,270,957
                     Diversified Commercial & Professional Services - 2.7%
      975,000        Aramark Canada, Ltd., Canadian Term Loan, 2.473  909,187
      6,718,750      Cydcor, Inc., First Lien Tranche B Term Loan, 9 6,319,824
                                                                     7,229,011
                     Environmental & Support  Services - 0.2%
      425,000        Casella Waste Systems, Inc., Term Loan B, 7.0%,  428,187

                     Diversified Support Services - 0.3%
      793,763        Allied Security Holdings LLC, Term Loan, 6.75%,  800,708
                     Total Commercial & Professional Services       11,728,863

                     Transportation - 3.4%
                     Airlines - 2.3%
      980,000        Delta Airlines, Inc., Credit-Linked Deposit Loa  884,450
      475,152        Delta Airlines, Inc., Second Lien Term Loan, 3.  367,055
      2,875,989      Northwest Airlines, Inc., Term Loan, 2.28%, 12/ 2,772,640
      3,650,000      US Airways Group, Inc., Term Loan, 2.763%, 3/21 1,996,550
                                                                     6,020,695
                     Trucking - 0.5%
      1,611,960(c)(d)Gainey Corp., Term Loan, 12.5%, 4/20/12          249,854
      497,593        SIRVA Worldwide, Inc., Revolving Credit Loan, 9  223,917
      2,319,481      SIRVA Worldwide, Inc., Second Lien Term Loan, 1  260,942
      1,021,191      SIRVA Worldwide, Inc., Term Loan, 9.5%, 5/12/12  510,595
                                                                     1,245,308
                     Airport Services - 0.6%
      1,905,738      AWAS Capital, Inc., First Lien Term Loan, 2.375 1,705,635
                     Total Transportation                            8,971,638

                     Automobiles &  Components - 7.3%
                     Auto Parts & Equipment - 4.1%
      2,537,391      Allison Transmission, Inc., Term Loan, 3.03%, 8 2,180,570
      270,885        Cooper-Standard Automotive Canada, Ltd., Tranch  220,546
      676,659        Cooper-Standard Automotive, Inc., Tranche C Ter  550,914
      9,075,710      Delphi Corp., Initial Tranche C Term Loan, 8.5% 5,073,322
      924,290        Delphi Corp., Subsequent Tranche C Term Loan, 8  516,678
      3,910,000      Key Safety Systems, Inc., First Lien Term Loan, 2,316,675
                                                                    10,858,705
                     Automobile Manufacturers - 3.2%
      9,761,809      Ford Motor Co., Term Loan, 3.28% - 3.51%, 12/15 8,522,059
                     Total Automobiles & Components                 19,380,764

                     Consumer Durables & Apparel - 1.6%
                     Homebuilding - 0.7%
      2,369,368(c)(d)Ginn LA Conduit Lender, Inc., First Lien Tranch 219,167 5,077,235(c)(d)Ginn LA Conduit Lender, Inc., First Lien Tranch 469,644 1,888,387(a)(c)Rhodes Companies LLC, First Lien Term Loan, 9.7 306,863
      1,000,000      WAICCS Las Vegas 3 LLC, First Lien Term Loan, 7  275,000
      4,500,000      WAICCS Las Vegas 3 LLC, Second Lien Term Loan,   675,000
                                                                     1,945,674
                     Housewares & Specialties - 0.5%
      824,026        Jarden Corp., Term Loan B-3, 3.098%, 1/24/12     816,606
      450,134        Yankee Candle Co., Inc., Term Loan, 2.27%, 2/6/  419,750
                                                                     1,236,356
                     Apparel, Accessories & Luxury Goods - 0.4%
      1,000,000      Hanesbrands, Inc., Term Loan B, 5.023% - 5.254% 1,005,000
                     Total Consumer Durables & Apparel               4,187,030

                     Consumer Services - 2.9%
                     Casinos & Gaming - 1.5%
      5,000,000(a)   Fontainebleau Florida Hotel LLC, Tranche C Term 2,875,000
      666,667  (c)   Fontainebleau Las Vegas LLC, Delayed Draw Term   143,333
      1,333,333      Fontainebleau Las Vegas LLC, Initial Term Loan,  286,667
      715,085        Penn National Gaming, Inc., Term Loan B, 2.01%   699,331
                                                                     4,004,331
                     Hotels, Resorts & Cruise Lines - 0.3%
      1,190,445(c)   Yellowstone Mountain Club LLC, Senior First Lie  892,833

                     Leisure Facilities - 0.6%
      587,649 (a)(c)Lake at Las Vegas Joint Venture, Revolving Cred 19,833 1,765,105 Lake at Las Vegas Joint Venture, Term Loan, 14. 1,235,573 5,887,933(a)(c)Lake at Las Vegas Joint Venture, Term Loan, 14. 198,718
                                                                     1,454,124
                     Specialized Consumer Services - 0.5%
      1,250,000      Adesa, Inc., Initial Term Loan, 2.52%, 10/21/13 1,178,646
      166,000        Travelport LLC, Incremental Term Loan C, 10.5%,  168,283
                                                                     1,346,929
                     Total Consumer Services                         7,698,217

                     Media - 27.3%
                     Broadcasting - 9.0%
      748,125        Discovery Communications Holding, LLC, Term Loa  759,659
 AUD  19,476,857     SMG H5 Pty, Ltd., Facility Term Loan A, 5.365% 12,643,365
      11,115,966 Univision Communications, Inc., Initial Term Lo 8,785,582 3,769,895(a)(c)Young Broadcasting, Inc., Term Loan, 4.75%, 11/ 1,903,797
                                                                    24,092,403
                     Cable & Satellite - 12.7%
      19,611,47(a)(c)Broadstripe LLC, First Lien Term Loan, 9.25%, 611,315,821
      1,428,203(a)(c)Broadstripe LLC, Revolver Credit Loan, 8.87% -   824,073
      11,244,925     Cequel Communications LLC, Term Loan, 2.275% - 10,672,142
      4,962,217      Charter Communications Operating LLC, New Term  4,624,166
      6,759,192      Knology, Inc., Term Loan, 2.511%, 6/30/12       6,455,028
                                                                    33,891,230
                     Movies & Entertainment - 4.6%
      2,380,607      Alpha Topco, Ltd., Facility Term Loan B-1, 2.51 2,028,617
      1,608,032      Alpha Topco, Ltd., Facility Term Loan B-2, 2.51 1,370,273
      7,774,221      Metro-Goldwyn-Mayer, Inc., Tranche B Term Loan, 4,394,868
      4,887,750      WideOpenWest Finance LLC, First Lien Term Loan, 4,365,372
                                                                    12,159,130
                     Publishing - 1.0%
 EURO 935,574        Mediannuaire Holding, Term Loan B-2, 2.772%, 10  886,113
 EURO 935,574        Mediannuaire Holding, Term Loan C, 3.272%, 10/9  886,113
      3,500,000      Penton Media Holdings, Inc., Second Lien Term L  805,000
                                                                     2,577,226
                     Total Media                                    72,719,989

                     Retailing - 8.5%
                     Distributors - 1.0%
      15,510,80(a)(c)Home Interiors & Gifts, Inc., Proof of Claims,  2,714,390

                     Catalog Retail - 0.2%
      554,615        QVC, Inc., Tranche 2-W Term Loan, 3.5%, 10/4/11  549,069

                     General Merchandise Stores - 3.1%
      3,328,042      Dollar General Corp., Tranche B-1 Term Loan, 3. 3,254,087
      5,000,000      Dollar General Corp., Tranche B-2 Term Loan, 3. 4,833,335
                                                                     8,087,422
                     Specialty Stores - 4.2%
      7,399,482      Blockbuster, Inc., Tranche B Term Loan, 4.56% - 6,234,064
      989,356        Sally Holdings LLC, Term Loan B, 2.511% - 2.622  946,249
      4,180,099      Toys R Us - Delaware, Inc., Tranche B Term Loan 4,017,372
                                                                    11,197,685
                     Total Retailing                                22,548,566

                     Food & Staples Retailing - 1.9%
                     Drug Retail - 0.2%
      400,000        Rite Aid Corp., Tranche 4 Term Loan, 9.5%, 6/10  416,000

                     Food Retail - 1.7%
      4,900,000      Pinnacle Foods Finance LLC, Term Loan, 3.031%,  4,546,793
                     Total Food & Staples Retailing                  4,962,793

                     Food, Beverage & Tobacco - 5.8%
                     Distillers & Vintners - 0.4%
      1,100,000      Constellation Brands, Inc., New Tranche B Term  1,084,678

                     Packaged Foods & Meats - 5.4%
      997,449        Dean Foods Co., Tranche B Term Loan, 1.645% - 1  957,730
      260,245        Dole Food Co., Inc., Credit-Linked Deposit, 0.5  263,010
      310,714        Dole Food Co., Inc., Tranche B Term Loan, 8.0%,  314,015
      1,075,460      Dole, Ltd., Tranche C Term Loan, 8.0%, 4/12/13  1,086,887
      2,540,730      Sturm Foods, Inc., Initial First Lien Term Loan 2,334,295
      9,262,500      Wm. Wrigley Jr. Co., Tranche B Term Loan, 6.5%, 9,392,471
                                                                    14,348,408
                     Total Food, Beverage & Tobacco                 15,433,086

                     Household & Personal Products - 2.9%
                     Household Products - 2.4%
      2,500,000      Central Garden & Pet Co., Tranche B Term Loan,  2,366,668
      3,974,269      Spectrum Brands, Inc., Dollar Term Loan B, 6.25 3,730,845
      201,369        Spectrum Brands, Inc., LC Loan, 0.131% - 6.25%,  189,035
                                                                     6,286,548
                     Personal Products - 0.5%
      982,456  (a)   Appleseed's Intermediate Holdings, Inc., First   564,912
      1,000,000      Brickman Group Holdings, Inc., Tranche B Term L  935,000
                                                                     1,499,912
                     Total Household & Personal Products             7,786,460

                     Health Care Equipment & Services - 14.4%
                     Health Care Equipment & Services - 5.1%
      714,286        Fenwal, Inc., First Lien Delayed Draw Term Loan  623,214
      4,189,286      Fenwal, Inc., Initial First Lien Term Loan, 2.6 3,655,152
      9,750,000      Talecris Biotherapeutics Holdings Corp., First  9,408,750
                                                                    13,687,116

                     Health Care Supplies - 2.1%
      403,226        Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.  383,254
      1,588,710      Bausch & Lomb, Inc., Parent Term Loan, 3.848%,  1,510,019
      1,196,954      Biomet, Inc., Dollar Term Loan, 3.261% - 3.608% 1,153,876
      5,163,713(c)   CCS Medical, Inc., First Lien Term Loan, 4.35%, 2,446,309
      150,564  (e)   CCS Medical, Inc., Term Loan, 11.0%, 11/16/09    150,564
                                                                     5,644,022
                     Health Care Services - 1.6%
      1,290,040      Fresenius SE, Tranche B-1 Term Loan, 6.75%, 9/1 1,302,618
      2,938,931      LifeCare Holdings, Term Loan, 4.74%, 8/10/12    2,174,809
      1,006,111(d)   Medical Staffing Network, Inc., Second Lien Ter  679,125
                                                                     4,156,552
                     Health Care Facilities - 4.6%
      11,413,450     HCA, Inc., Tranche B-1 Term Loan, 2.848%, 11/1810,767,483
      1,622,486      Triumph Healthcare Second Holdings LLC, First L 1,444,012
                                                                    12,211,495
                     Managed Health Care - 1.0%
      1,326,933      Aveta, Inc., MMM Original Term Loan, 5.52%, 8/2 1,200,874
      197,122        Aveta, Inc., NAMM New Term Loan, 5.52%, 8/22/11  186,280
      355,205        Aveta, Inc., NAMM Original Term Loan, 5.52%, 8/  321,460
      1,087,452      Aveta, Inc., PHMC Acquisition Term Loan, 5.52%, 1,027,642
                                                                     2,736,256
                     Total Health Care Equipment & Services         38,435,441

                     Pharmaceuticals & Biotechnology & Life Sciences - 7.9%
                     Pharmaceuticals - 6.7%
      694,960        Fresenius SE, Tranche B-2 Term Loan, 6.75%, 9/1  701,735
      2,000,000      Graceway Pharmaceuticals LLC, Mezzanine Loan, 8  500,000
      16,978,348     Mylan, Inc., U.S. Tranche B Term Loan, 3.563% -16,526,877
                                                                    17,728,612
                     Life Sciences Tools & Services - 1.2%
      3,170,000      Life Technologies Corp., Facility Term Loan B,  3,209,625
                     Total Pharmaceuticals & Biotechnology & Life Sc20,938,237

                     Diversified Financials - 0.7%
                     Specialized Finance - 0.7%
      1,994,709      Collect Acquisition Corp., Advance Term Loan B, 1,831,807
                     Total Diversified Financials                    1,831,807

                     Insurance - 1.4%
                     Insurance Brokers - 1.3%
      835,011        HUB International, Ltd., Delayed Draw Term Loan  767,166
      3,002,451      HUB International, Ltd., Initial Term Loan, 2.7 2,758,502
                                                                     3,525,668
                     Multi-Line Insurance - 0.1%
      149,618        AMWINS Group, Inc., Initial Term Loan, 2.88% -   102,489
                     Total Insurance                                 3,628,157

                     Real Estate - 0.9%
                     Diversified Real Estate Investment Trust - 0.9%
      5,000,000      Spirit Finance Corp., Term Loan, 3.483%, 8/1/13 2,316,665
                     Total Real Estate                               2,316,665

                     Software & Services - 16.8%
                     Internet Software & Services - 1.3%
      3,427,287      Web Service Co., LLC, Term Loan, 7.0%%, 8/28/14 3,410,151

                     IT Consulting & Other Services - 6.1%
      1,000,000      Activant Solutions, Inc., Term Loan, 2.313% - 2  920,000
      4,558,140      Keane International, Inc., Closing Date Term Lo 3,840,233
      348,837        Keane International, Inc., Synthetic LC Loan, 2  293,895
      4,962,500      SunGard Data Systems, Inc., Incremental Term Lo 4,959,840
      6,717,626      SunGard Data Systems, Inc., Tranche A U.S. Term 6,334,721
                                                                    16,348,689
                     Data Processing & Outsourced Services - 1.7%
      2,463,182      DTN, Inc., Tranche C Term Loan, 5.273% - 5.633% 2,376,971
      997,462        First Data Corp., Initial Tranche B-2 Term Loan  836,205
      1,194,962      Lender Processing Services, Inc., Term Loan B,  1,192,722
                                                                     4,405,898
                     Application Software - 2.1%
      1,610,582      Nuance Communications, Inc., Term Loan, 2.27%,  1,548,676
      3,531,739      Serena Software, Inc., Term Loan, 2.629%, 3/11/ 3,290,405
      932,172        Verint Systems, Inc., Term Loan, 3.523%, 5/25/1  847,694
                                                                     5,686,775
                     Systems Software - 5.6%
      2,445,164      Applied Systems, Inc., Term Loan, 2.761%, 9/26/ 2,269,926
      2,336,520      Infor Enterprise Solutions Holdings, Inc., Dela 1,974,359
      2,940,000      Infor Enterprise Solutions Holdings, Inc., Doll 2,462,250
      4,478,329      Infor Enterprise Solutions Holdings, Inc., Init 3,784,188
      1,466,667(a)   Infor Enterprise Solutions Holdings, Inc., Seco  828,667
      2,533,333      Infor Enterprise Solutions Holdings, Inc., Seco 1,409,960
      1,088,444      Macrovision Solutions Corp., Term Loan, 6.0%, 5 1,091,166
      1,000,000      Vangent, Inc., Term Loan, 2.65%, 2/14/13         937,500
                                                                    14,758,016
                     Total Software & Services                      44,609,529

                     Technology Hardware & Equipment - 2.8%
                     Communications Equipment - 0.3%
      870,114        Commscope, Inc., Term Loan B, 3.098%, 12/26/14   852,440

                     Electronic Equipment & Instruments - 0.9%
      1,000,000      H3C Holdings, Ltd., Tranche B Term Loan, 4.794%  891,667
      1,543,513      Scitor Corp., Term Loan, 4.51%, 9/26/14         1,366,009
                                                                     2,257,676
                     Electronic Components - 0.4%
      36,470         Flextronics International, Ltd., A-1-B Delayed   32,896
      1,160,492      Flextronics International, Ltd., A-3 Delayed Dr 1,056,048
                                                                     1,088,944
                     Electronic Manufacturing Services - 1.2%
      1,851,128      Baldor Electric Co., Term Loan, 5.25%, 1/31/14  1,835,262
      992,202        FCI USA, Inc., Facility Term Loan B-1, 3.406%,   704,463
      992,202        FCI USA, Inc., Facility Term Loan B-5-B, 3.406%  704,463
                                                                     3,244,188
                     Total Technology Hardware & Equipment           7,443,248

                     Telecommunication Services - 12.0%
                     Alternative Carriers - 2.1%
      6,500,000      Level 3 Financing, Inc., Tranche A Term Loan, 2 5,602,766

                     Integrated Telecommunication Services - 7.3%
 EURO 752,152        Amsterdamse Beheer-EN Consultingmaatschappij B. 1,035,267
 EURO 390,705        Amsterdamse Beheer-EN Consultingmaatschappij B.  537,769
 EURO 1,142,857      Amsterdamse Beheer-EN Consultingmaatschappij B. 1,573,036
 EURO 857,143        Amsterdamse Beheer-EN Consultingmaatschappij B. 1,179,777
 EURO 857,143        Amsterdamse Beheer-EN Consultingmaatschappij B. 1,179,777
      1,000,000      Hargray Acquisition Co., Second Lien Term Loan,  475,000
      435,138  (e)   Inovis International, Inc., Term Loan, 9.5%%, 1  424,260
      3,930,000      Integra Telecom Holdings, Inc., First Lien Term 3,884,149
      2,618,570      Telesat Canada, U.S. Term I Loan, 3.27%, 10/31/ 2,514,285
      224,907        Telesat Canada, U.S. Term II Loan, 3.27%, 10/31  215,950
      1,296,684      West Corp., Term Loan B-2, 2.636% - 2.651%, 10/ 1,236,712
 EURO 1,500,000      Wind Telecomunicazione S.p.A., Facility Term Lo 2,056,208
 EURO 1,500,000      Wind Telecomunicazione S.p.A., Facility Term Lo 2,056,208
      1,183,859      Windstream Corp., Tranche B-1 Term Loan, 1.78%  1,150,880
                                                                    19,519,278
                     Wireless Telecommunication Services - 2.6%
      7,318,320      MetroPCS Wireless, Inc., Tranche B Term Loan, 2 6,907,806
                     Total Telecommunication Services               32,029,850

                     Utilities - 7.3%
                     Electric Utilities - 6.3%
      3,696,435      ANP Funding I LLC, Tranche A Term Loan, 3.776%, 3,696,435
      2,982,124      Bosque Power Co. LLC, Term Loan, 5.848%, 1/16/1 2,445,342
      1,754,777      Coleto Creek Power, L.P., First Lien Synthetic  1,590,267
      3,552,599      Coleto Creek Power, L.P., First Lien Term Loan, 3,219,543
      4,850,000      Coleto Creek Power, L.P., Second Lien Term Loan 3,164,625
      881,057  (e)   GBGH LLC, First Lien Term Loan, 4.0%, 6/9/13     411,013
      266,142  (e)   GBGH, LLC, Second Lien Term Loan, 12.0%, 6/9/14   2,661
      2,744,924      Texas Competitive Electric Holdings Co. LLC, In 2,093,575
                                                                    16,623,461
                     Independent Power Producers & Energy Traders - 1.0%
      1,989,899      Calpine Corp., First Priority Term Loan, 3.475% 1,834,128
      275,941        Mach Gen LLC, First Lien Synthetic LC Loan, 0.3  258,004
      273,514        NRG Energy, Inc., Credit-Linked Deposit, 0.498%  259,030
      510,919        NRG Energy, Inc., Term Loan, 2.011% - 2.035%, 2  483,863
                                                                     2,835,025
                     Total Utilities                                19,458,486
                      TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
                     (Cost $495,029,575)                            402,955,005

                     CLAIMS - 0.0% of Net Assets
                     Capital Goods - 0.0%
                     Aerospace & Defense - 0.0%
      1,200,000(a)(e)Northwest Airlines, Inc., ALPA Claim-Escrow, 2.    826
      2,500,000(a)(e)Northwest Airlines, Inc., Bell Atlantic Claim-E   1,720
      2,500,000(a)(e)Northwest Airlines, Inc., EDC Claim-Escrow, 5.3   1,720
      2,130,600(a)(e)Northwest Airlines, Inc., Flight Attendant Clai   1,466
      1,500,000(a)(e)Northwest Airlines, Inc., GE Claim-Escrow, 2.5%   1,032
      1,264,500(a)(e)Northwest Airlines, Inc., IAM Claim-Escrow, 2.5    870
      1,404,900(a)(e)Northwest Airlines, Inc., Retiree Claim-Escrow,    966
                     Total Capital Goods                               8,600
                      TOTAL CLAIMS
                     (Cost $0)                                         8,600

                     CORPORATE NOTES - 14.7%  of Net Assets
                     Materials - 0.4%
                     Diversified Metals & Mining - 0.2%
      350,000        Rio Tinto Finance USA, Ltd., 8.95%, 5/1/14       407,917

                     Paper Products - 0.2%
      600,000        Cellu Tissue Holdings, Inc., 11.5%, 6/1/14 (144  627,000
                     Total Materials                                 1,034,917

                     Capital Goods - 0.2%
                     Aerospace & Defense - 0.2%
      550,000        DigitalGlobe, Inc., 10.5%, 5/1/14 (144A)         575,438
                     Total Capital Goods                              575,438

                     Automobiles &  Components - 0.9%
                     Tires & Rubber - 0.9%
      3,000,000(b)   American Tire Distributors, Inc., 6.847%, 4/1/1 2,280,000
                     Total Automobiles & Components                  2,280,000

                     Consumer Durables & Apparel - 0.4%
                     Housewares & Specialties - 0.4%
      1,000,000      Jarden Corp., 8.0%, 5/1/16                      1,025,000
                     Total Consumer Durables & Apparel               1,025,000

                     Media - 0.1%
                     Broadcasting - 0.1%
      1,000,000(c)(d)CCH I LLC, 11.0%, 10/1/15 (144A)                 140,000
                     Total Media                                      140,000

                     Pharmaceuticals & Biotechnology & Life Sciences - 11.3%
                     Biotechnology - 2.3%
      4,222,801(a)   Fosamprenavir Pharma, 15.5%, 6/15/18 (144A)     3,800,521
      2,764,734(a)(b)Molecular Insight Pharmaceuticals, Inc., 9.23%, 2,350,024
                                                                     6,150,545
                     Pharmaceuticals - 9.0%
      15,000,00(a)   Azithromycin Royalty Sub LLC, 16.0%, 5/15/19 (112,750,000
      10,592,20(a)(d)Celtic Pharma Phinco B.V., 17.0%, 6/15/12 (144A 6,884,931
      1,560,000(a)   Pharma V, 13.0%, 10/15/13 (144A)                1,466,400
      770,858  (a)(b)Pharma VI, 5.598%, 10/15/14 (144A)               616,686
      1,120,812(a)   Pharma X, 15.5%, 3/30/17 (144A)                  930,274
      1,500,000(a)(d)TCD Pharma, 16.0%, 4/15/24 (144A)               1,290,000
                                                                    23,938,291
                     Total Pharmaceuticals & Biotechnology & Life Sc30,088,836

                     Diversified Financials - 0.5%
                     Consumer Finance - 0.3%
      600,000  (a)   American Honda Finance Corp., 5.125%, 12/15/10   618,025
      200,000        Capital One Financial Corp., 7.375%, 5/23/14     218,169
                                                                      836,194
                     Asset Management & Custody Banks - 0.2%
      530,000        Janus Capital Group, Inc., 6.25%, 6/15/12        525,193
                     Total Diversified Financials                    1,361,387

                     Insurance - 0.5%
                     Reinsurance - 0.5%
      250,000  (b)   Muteki, Ltd., 4.84%, 5/24/11 (144A)              238,425
      500,000  (b)   Mystic Re, Ltd., 10.668%, 6/7/11 (144A)          479,100
      600,000  (b)   Residential Reinsurance 2008, Ltd., 7.418, 6/6/  564,900
                     Total Insurance                                 1,282,425

                     Real Estate - 0.3%
                     Specialized Real Estate Investment Trusts - 0.2%
      750,000        Hospitality Properties Trust, 7.875%, 8/15/14    739,063

                     Diversified Real Estate Activities - 0.1%
      150,000        WEA Finance LLC, 7.5%, 6/2/14 (144A)             161,137
                     Total Real Estate                                900,200

                     Telecommunication Services - 0.1%
                     Integrated Telecommunication Services - 0.1%
      300,000        Frontier Communications Corp., 8.25%, 5/1/14     297,750
                     Total Telecommunication Services                 297,750
                      TOTAL CORPORATE NOTES
                     (Cost $46,410,916)                             38,985,953

                     COMMON STOCK - 0.1% of Net Assets
                     Materials - 0.1%
                     Commodity Chemicals - 0.0%
      6,203    (e)(f)Georgia Gulf Corp.                               75,247

                     Diversified Chemicals - 0.1%
      20,650   (e)(f)Panda Herford Ethanol LP                         206,500
                     Total Materials                                  281,747

                     Transportation - 0.0%
                     Airlines - 0.0%
      4,444    (f)   Delta Airlines, Inc.                             32,086

                     Trucking - 0.0%
      12,887   (f)   SIRVA Worldwide, Inc. (144A)                     64,435
                     Total Transportation                             96,521

                     Diversified Financials - 0.0%
                     Other Diversified Financial Services - 0.0%
      1,589    (e)(f)GBGH, LLC Membership Interest                      16
                     Total Diversified Financials                       16
                     TOTAL COMMON STOCK
                     (Cost $1,669,888)                                378,284

                     CONVERTIBLE PREFERRED STOCK - 0.6% of Net Assets Materials - 0.6%
                     Commodity Chemicals - 0.6%
      139,062  (e)(f)Georgia Gulf Corp.                              1,686,822
                     TOTAL CONVERTIBLE PREFERRED STOCK
                     (Cost $1,764,063)                               1,686,822

                     LIQUIDATING TRUST - 0.0% of Net Assets
                     Consumer Services - 0.0%
                     Hotels, Resorts & Cruise Lines - 0.0%
      3,377,887(a)(f)Yellowstone Mountain Club LLC, Liquidating Trus     0
                     TOTAL LIQUIDATING TRUST
                     (Cost $0)                                           0

                     WARRANTS - 0.0% of Net Assets
                     Energy - 0.0%
                     Oil & Gas Equipment & Services - 0.0%
      213,605  (a)(e)Value Creation, Inc., Exp. 1/29/14                  0
                     Total Energy                                        0

                     Telecommunication Services - 0.0%
                     Integrated Telecommunication Services - 0.0%
      400,000  (a)(f)Clearwire Corp., Exp. 8/15/10 (144A)             32,000
                     Total Telecommunication Services                 32,000
                     TOTAL WARRANTS
                     (Cost $956,752)                                  32,000

                     TEMPORARY CASH INVESTMENTS - 1.4% of Net Assets
                     Repurchase Agreements - 1.4%
      3,675,000      Deutsche Bank AG, 0.21%, dated 8/31/09, repurchase
                         price of $3,675,000 plus accrued
                         interest on 9/1/09 collateralized by the following:
                     $638,694 Federal Home Loan Mortgage Corp.,
                         4.301% - 6.031%, 9/1/33 - 3/1/37
                     $1,812,364 Federal National Mortgage Association.,
                         5.0% - 7.0%, 4/1/23 - 10/1/38
                     $357,455 Federal National Mortgage Association (ARM),
                         4.061% - 6.13%, 12/1/33 - 7/1/36
                     $859,483 Freddie Mac Giant, 5.0% - 7.0%,
                         10/1/35 - 5/1/39
                     $80,504 Government National Mortgage Association I,
                         7.0%, 9/15/36                               3,675,000
                     TOTAL TEMPORARY CASH INVESTMENTS
                     (Cost $3,675,000)                               3,675,000

                     TOTAL INVESTMENTS IN SECURITIES - 168.8%
                     (Cost $555,770,512)(g)                        448,768,801
                     OTHER ASSETS AND LIABILITIES - (0.2)%          (443,864)
                     PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
                     DIVIDENDS PAYABLE - (68.6)%                 (182,472,843)
            NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%   265,852,094

      * Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR
                     (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks,
                     (iii) the certificate of deposit (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate accruing at August 31, 2009.

      (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August
                     31, 2009, the value of these securities amounted to or 19.3% of total net assets applicable to common shareowners.

      (a)            Indicates a security that has been deemed illiquid.
                     The aggregate cost of illiquid securities is $107,705,961. The aggregate value$60,549,185 represents 22.8% of the total net assets applicable to common shareowners.

      (b) Floating Rate Note. The rate shown is the coupon rate at August 31, 2009.

      (c)            Security is in default and is non-income producing.

      (d)            Represents a pay in kind security.

      (e)            Security is fair valued.

      (f)            Non-income producing.

      (g) At August 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $555,907,575 was as follows:

                Aggregate gross unrealized gain for all investments in
               which there is an excess of value over tax cost     7,192,915
               Aggregate gross unrealized loss for all investments in
		which there is an excess of tax cost over value (114,331,689)
                       Net unrealized loss                     (107,138,774)

                     For financial reporting purposes net unrealized loss on investments was $107,001,711 and cost of investments aggregated $555,770,512.

                     Glossary of Terms:
                     LC- Letter of Credit

                     Principal amounts are denominated in
                     U.S. dollars unless otherwise noted.
                     AUD - Australian Dollar
                     EURO - Euro

                     For the period ended August 31, 2009, the Trust had unfunded loan commitment of $1,083,998 which would be extended at the option of the borrower, pursuant to the following loan agreements:

                                                               Unfunded Loan
                 Borrower                                        Commitment
                 SIRVA Worldwide, Inc., Revolving Credit Loan    $1,018,301

      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
      Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
      Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

      The following is a summary of the inputs used as of July
      31, 2009, in valuing the Fund's assets:
                            Level 1     Level 2     Level 3      Total
Collateralized loan oblig       $0      $0      $1,047,137    $1,047,137
Senior secured floating          0 389,826,613   13,128,392  402,955,005
Claims                           0       0           8,600         8,600
Corporate notes                  0  8,897,117    30,088,836   38,985,953
Common stocks               32,086     64,435       281,763      378,284
Convertible preferred            0       0        1,686,822    1,686,822
Warrants                         0     32,000        0            32,000
Temporary cash invest            0   3,675,000       0         3,675,000
Total                      $32,086 $402,495,165 $46,241,550 $448,768,801

Other Financial Instruments     $0   ($476,545)     $0        ($476,545)

*Other financial instruments include foreign exchange contracts


Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

                           Senior Secured
               Collateralized Fltg Rt        Corporate Common Convertible
                Loan Oblig   loan int Claims  Notes   Stock  Preferred  Total

Beginning balance $1,514,890  $0       $0   $31,517,31  $0    $0  $33,032,207
Total gains/losses (realized/unrealized)
included in earnings (or changes
in net assets)      (515,781)   0      0  (938,786) (3,446)(77,241)(1,535,254)
Purchases, issuance   48,028    0      0 (489,695) 285,209 1,764,063 1,607,605
Transfers in and out   0   13,128,392 8,600   0        0      0    13,136,992
Ending Bal.
       $1,047,137 $13,128,392 $8,600 $30,088,836 $281,763 $1,686,822$46,241,550

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at reporting date
		    ($515,781) $0  $0 ($938,786)($3,446) ($77,241)($1,535,254)


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2009

* Print the name and title of each signing officer under his or her signature.